Quarterly Report
March 31, 2023
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 3.1%
Honeywell International, Inc.	5,267	$1,006,629
MTU Aero Engines Holding AG	1,063	265,841
Rolls-Royce Holdings PLC (a)	176,655	326,268
		$1,598,738
Airlines – 0.9%
Aena S.A. (a)	2,840	$459,842
Alcoholic Beverages – 6.0%
Carlsberg A.S., “B”	1,909	$295,409
Diageo PLC	25,572	1,140,058
Heineken N.V.	7,550	812,794
Pernod Ricard S.A.	3,633	823,164
		$3,071,425
Apparel Manufacturers – 5.3%
Burberry Group PLC	13,659	$437,057
Compagnie Financiere Richemont S.A.	5,633	902,975
LVMH Moet Hennessy Louis Vuitton SE	1,509	1,381,869
		$2,721,901
Automotive – 0.4%
Aptiv PLC (a)	1,899	$213,049
Broadcasting – 2.3%
Omnicom Group, Inc.	1,725	$162,737
Walt Disney Co. (a)	6,388	639,630
WPP Group PLC	30,543	362,369
		$1,164,736
Brokerage & Asset Managers – 2.5%
Charles Schwab Corp.	12,978	$679,788
Deutsche Boerse AG	1,497	291,336
London Stock Exchange Group PLC	3,461	336,355
		$1,307,479
Business Services – 7.9%
Accenture PLC, “A”	4,073	$1,164,104
Adecco S.A.	3,344	121,711
Brenntag AG	3,115	233,773
Cognizant Technology Solutions Corp., “A”	7,652	466,236
Compass Group PLC	11,666	293,329
Equifax, Inc.	2,634	534,280
Fidelity National Information Services, Inc.	7,935	431,108
Fiserv, Inc. (a)	5,787	654,105
PayPal Holdings, Inc. (a)	2,486	188,787
		$4,087,433
Cable TV – 2.3%
Comcast Corp., “A”	31,430	$1,191,511
Chemicals – 1.9%
3M Co.	4,036	$424,224
PPG Industries, Inc.	4,220	563,708
		$987,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 3.0%
Check Point Software Technologies Ltd. (a)	4,366	$567,580
Oracle Corp.	10,548	980,120
		$1,547,700
Computer Software - Systems – 1.0%
Samsung Electronics Co. Ltd.	10,562	$523,752
Construction – 0.6%
Otis Worldwide Corp.	3,552	$299,789
Consumer Products – 4.7%
Colgate-Palmolive Co.	3,412	$256,412
Essity AB	27,895	797,705
International Flavors & Fragrances, Inc.	7,513	690,896
Reckitt Benckiser Group PLC	9,235	701,537
		$2,446,550
Electrical Equipment – 5.0%
Amphenol Corp., “A”	4,465	$364,880
Legrand S.A.	6,962	636,810
Schneider Electric SE	9,389	1,569,549
		$2,571,239
Electronics – 1.2%
Hoya Corp.	2,700	$298,574
Microchip Technology, Inc.	3,651	305,881
		$604,455
Food & Beverages – 3.9%
Danone S.A.	13,698	$851,367
Nestle S.A.	9,620	1,174,379
		$2,025,746
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	1,870	$310,495
Whitbread PLC	5,808	214,538
		$525,033
Insurance – 3.1%
Aon PLC	2,335	$736,202
Willis Towers Watson PLC	3,764	874,678
		$1,610,880
Internet – 2.3%
Alphabet, Inc., “A” (a)	8,105	$840,732
eBay, Inc.	8,053	357,311
		$1,198,043
Machinery & Tools – 1.3%
Carrier Global Corp.	2,937	$134,368
Kubota Corp.	35,000	530,180
		$664,548
Major Banks – 3.7%
Erste Group Bank AG	7,580	$250,726
Goldman Sachs Group, Inc.	2,722	890,393
UBS Group AG	36,047	759,983
		$1,901,102

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 13.1%
Abbott Laboratories	6,715	$679,961
Boston Scientific Corp. (a)	18,143	907,694
Cooper Cos., Inc.	1,328	495,822
EssilorLuxottica	1,180	213,021
Medtronic PLC	15,599	1,257,592
Olympus Corp.	15,100	265,187
Sonova Holding AG	1,121	330,564
Stryker Corp.	2,736	781,046
Thermo Fisher Scientific, Inc.	2,501	1,441,501
Waters Corp. (a)	1,303	403,448
		$6,775,836
Other Banks & Diversified Financials – 5.1%
American Express Co.	3,982	$656,831
Grupo Financiero Banorte S.A. de C.V.	18,129	152,819
Julius Baer Group Ltd.	3,668	251,145
Visa, Inc., “A”	6,930	1,562,438
		$2,623,233
Pharmaceuticals – 4.9%
Bayer AG	9,741	$620,325
Merck KGaA	3,719	691,905
Roche Holding AG	4,159	1,190,253
		$2,502,483
Railroad & Shipping – 4.6%
Canadian National Railway Co.	7,063	$833,222
Canadian Pacific Railway Ltd.	13,137	1,010,761
Union Pacific Corp.	2,715	546,421
		$2,390,404
Specialty Chemicals – 4.6%
Akzo Nobel N.V.	5,686	$443,862
L'Air Liquide S.A.	3,015	505,101
Linde PLC	3,988	1,417,495
		$2,366,458
Specialty Stores – 0.5%
Hermes International	124	$251,176
Telecommunications - Wireless – 1.1%
Liberty Broadband Corp. (a)	7,032	$574,514
Trucking – 1.1%
United Parcel Service, Inc., “B”	2,806	$544,336
Total Common Stocks		$50,751,323
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	14,904	$18,733

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.56% (v)	692,415	$692,554

Other Assets, Less Liabilities – 0.2%		111,330
Net Assets – 100.0%		$51,573,940
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $692,554 and $50,770,056, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$26,631,152	$—	$—	$26,631,152
France	2,233,236	3,998,821	—	6,232,057
Switzerland	778,716	3,971,027	—	4,749,743
United Kingdom	1,841,595	1,969,916	—	3,811,511
Germany	2,103,180	—	—	2,103,180
Canada	1,843,983	—	—	1,843,983
Netherlands	443,862	812,794	—	1,256,656
Japan	—	1,093,941	—	1,093,941
Sweden	—	797,705	—	797,705
Other Countries	1,266,534	983,594	—	2,250,128
Mutual Funds	692,554	—	—	692,554
Total	$37,834,812	$13,627,798	$—	$51,462,610
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$182,641	$3,089,943	$2,580,225	$134	$61	$692,554
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,894	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
United States	53.2%
France	12.1%
Switzerland	9.2%
United Kingdom	7.4%
Germany	4.1%
Canada	3.6%
Netherlands	2.4%
Japan	2.1%
Sweden	1.5%
Other Countries	4.4%